Vanguard® GNMA Fund
Schedule of Investments (unaudited)
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (101.1%)
Conventional Mortgage-Backed Securities (94.5%)
[1,2]	Fannie Mae Pool	2.120%	5/1/2031	16,649	15,066
[1,2]	Fannie Mae Pool	2.250%	4/1/2033	21,701	19,059
[1,2]	Fannie Mae Pool	2.320%	4/1/2036	2,085	1,702
[1,2]	Fannie Mae Pool	2.690%	3/1/2037	6,057	5,153
[1,2]	Fannie Mae Pool	2.950%	6/1/2031	1,469	1,381
[1,2]	Fannie Mae Pool	3.000%	6/1/2043	20,793	19,006
[1,2]	Fannie Mae Pool	3.010%	8/1/2034	1,635	1,473
[1,2]	Fannie Mae Pool	3.050%	7/1/2031	1,504	1,418
[1,2]	Fannie Mae Pool	3.240%	3/1/2028	4,427	4,361
[1,2]	Fannie Mae Pool	3.260%	12/1/2037	3,338	2,958
[1,2]	Fannie Mae Pool	3.410%	5/1/2032	3,278	3,102
[1,2]	Fannie Mae Pool	3.420%	4/1/2031	982	945
[1,2]	Fannie Mae Pool	3.460%	9/1/2029	4,623	4,522
[1,2]	Fannie Mae Pool	4.040%	11/1/2030–6/1/2037	78,373	77,523
[1,2]	Fannie Mae Pool	4.370%	11/1/2030	9,665	9,698
[1,2]	Fannie Mae Pool	4.400%	7/1/2030	22,200	22,331
[1,2]	Fannie Mae Pool	4.570%	12/1/2035	2,518	2,502
[1,2]	Fannie Mae Pool	4.600%	2/1/2036	8,350	8,306
[1,2]	Fannie Mae Pool	4.625%	6/1/2028	13,490	13,585
[1,2]	Fannie Mae Pool	4.670%	2/1/2036	4,521	4,536
[1,2]	Fannie Mae Pool	4.690%	1/1/2036	6,050	6,058
[1,2]	Fannie Mae Pool	4.750%	4/1/2035	9,159	9,261
[1,2]	Fannie Mae Pool	4.780%	9/1/2035	5,095	5,151
[1,2]	Fannie Mae Pool	4.820%	4/1/2029	29,448	29,919
[1,2]	Fannie Mae Pool	4.950%	5/1/2035	6,620	6,790
[1,2]	Fannie Mae Pool	5.170%	2/1/2029	3,669	3,762
[1,2]	Freddie Mac Gold Pool	3.000%	6/1/2043–1/1/2047	5,153	4,633
[1,2]	Freddie Mac Gold Pool	3.500%	11/1/2047–8/1/2048	960	887
[1,2]	Freddie Mac Gold Pool	4.000%	9/1/2030–4/1/2044	1,092	1,060
[1,2]	Freddie Mac Gold Pool	4.500%	4/1/2034–11/1/2045	20,146	19,990
[1,2]	Freddie Mac Gold Pool	5.000%	1/1/2038–4/1/2044	4,053	4,107
[1]	Ginnie Mae I Pool	2.500%	11/15/2042–12/15/2046	29,082	25,798
[1]	Ginnie Mae I Pool	3.000%	11/15/2026–3/15/2046	223,153	203,956
[1]	Ginnie Mae I Pool	3.250%	8/15/2042	5,037	4,677
[1]	Ginnie Mae I Pool	3.500%	7/15/2039–6/15/2048	189,949	178,357
[1]	Ginnie Mae I Pool	3.750%	7/15/2042	664	629
[1]	Ginnie Mae I Pool	3.875%	10/15/2040–6/15/2042	8,399	8,041
[1]	Ginnie Mae I Pool	4.000%	8/15/2033–7/15/2046	249,711	241,180
[1]	Ginnie Mae I Pool	4.500%	4/15/2033–4/15/2044	128,886	127,915
[1]	Ginnie Mae I Pool	5.000%	11/15/2032–7/15/2052	108,217	109,670
[1]	Ginnie Mae I Pool	5.500%	12/15/2028–9/15/2045	79,872	82,044
[1]	Ginnie Mae I Pool	6.000%	12/15/2027–3/15/2040	26,923	27,809
[1]	Ginnie Mae I Pool	6.500%	5/15/2026–7/15/2040	27,962	29,427
[1]	Ginnie Mae I Pool	7.000%	11/15/2031–11/15/2036	2,273	2,318
[1]	Ginnie Mae I Pool	7.250%	1/15/2027	1	1
[1]	Ginnie Mae I Pool	7.500%	10/15/2031	1,085	1,117
[1]	Ginnie Mae I Pool	8.000%	8/15/2031	467	479
[1]	Ginnie Mae II Pool	1.500%	4/20/2044–4/20/2052	92,274	72,622
[1,3]	Ginnie Mae II Pool	2.000%	10/20/2043–5/15/2056	1,138,015	939,502
[1,3]	Ginnie Mae II Pool	2.500%	6/20/2037–5/15/2056	1,610,476	1,385,072
[1,3]	Ginnie Mae II Pool	3.000%	4/20/2031–5/15/2056	1,164,605	1,048,091
[1,4]	Ginnie Mae II Pool	3.500%	10/20/2040–11/20/2051	1,154,688	1,073,560
[1,3]	Ginnie Mae II Pool	4.000%	4/20/2039–6/15/2056	641,072	610,594
[1]	Ginnie Mae II Pool	4.500%	12/20/2032–11/20/2052	536,698	525,260
[1,3]	Ginnie Mae II Pool	5.000%	10/20/2032–5/15/2056	806,222	802,991
[1,3]	Ginnie Mae II Pool	5.500%	1/20/2034–6/15/2056	1,545,513	1,558,734
[1,3]	Ginnie Mae II Pool	6.000%	4/20/2028–5/15/2056	696,792	712,194
[1]	Ginnie Mae II Pool	6.500%	4/20/2037–3/20/2041	195	205
[1,2]	UMBS Pool	2.000%	11/1/2046–4/1/2052	2,621	2,120
[1,2,3]	UMBS Pool	3.000%	9/1/2026–5/25/2056	1,274	1,362
[1,2]	UMBS Pool	3.500%	2/1/2048–7/1/2051	54,515	50,794
[1,2]	UMBS Pool	4.000%	5/1/2046–6/1/2046	1,239	1,184

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,3]	UMBS Pool	5.500%	8/1/2040–5/25/2056	223,086	225,081
[1,2,3]	UMBS Pool	6.000%	12/1/2052–6/25/2056	43,490	44,810
[1,2]	UMBS Pool	6.500%	2/1/2029–5/1/2040	473	498
					10,408,337
Nonconventional Mortgage-Backed Securities (6.6%)
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.560%	6.310%	8/1/2043	223	232
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.580%	6.330%	9/1/2044	1,415	1,470
[1,2]	Fannie Mae REMICS	1.500%	1/25/2051	4,936	2,863
[1,2]	Fannie Mae REMICS	2.000%	9/25/2042	1,773	1,672
[1,2]	Fannie Mae REMICS	2.500%	10/25/2042	1,770	1,691
[1,2]	Fannie Mae REMICS	3.000%	3/25/2047–7/25/2049	11,613	10,076
[1,2]	Fannie Mae REMICS	3.500%	7/25/2044–12/25/2058	40,800	35,096
[1,2]	Fannie Mae REMICS	4.500%	8/25/2048	1,565	1,500
[1,2]	Fannie Mae REMICS	5.000%	7/25/2047	58,393	58,300
[1,2]	Fannie Mae REMICS	5.500%	6/25/2051–3/25/2055	53,019	53,317
[1,2]	Fannie Mae REMICS	6.000%	10/25/2028–9/25/2032	561	574
[1,2,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.514%	6.264%	10/1/2044	395	406
[1,2,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.600%	6.327%	10/1/2044	1,718	1,781
[1,2,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.617%	6.327%	9/1/2044	1,061	1,101
[1,2,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.620%	6.219%	10/1/2044	1,421	1,474
[1,2,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.620%	6.370%	9/1/2043–7/1/2044	935	971
[1,2,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.630%	5.983%	4/1/2044	1,104	1,143
[1,2,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.371%	8/1/2043	1,199	1,244
[1,2]	Freddie Mac REMICS	2.000%	4/15/2042	3,171	2,953
[1,2]	Freddie Mac REMICS	2.500%	3/25/2052	4,292	3,020
[1,2]	Freddie Mac REMICS	3.500%	8/15/2045–1/25/2046	13,346	12,131
[1,2]	Freddie Mac REMICS	4.000%	6/15/2054	3,466	2,850
[1,2]	Freddie Mac REMICS	5.000%	8/25/2052–3/25/2055	24,067	23,965
[1,2]	Freddie Mac REMICS	6.000%	4/15/2028–11/15/2032	1,464	1,496
[1]	Ginnie Mae REMICS	1.000%	8/20/2050–6/20/2051	19,907	15,145
[1]	Ginnie Mae REMICS	1.500%	11/20/2049–4/16/2050	14,955	12,300
[1]	Ginnie Mae REMICS	2.250%	3/16/2045–2/20/2052	8,146	7,391
[1]	Ginnie Mae REMICS	2.375%	4/20/2044	2,851	2,662
[1]	Ginnie Mae REMICS	2.500%	12/16/2039–2/20/2052	116,917	103,301
[1]	Ginnie Mae REMICS	2.650%	11/17/2048	1,236	1,199
[1]	Ginnie Mae REMICS	3.000%	6/20/2039–5/20/2052	173,386	149,852
[1]	Ginnie Mae REMICS	3.000%	7/20/2043	2,329	2,138
[1]	Ginnie Mae REMICS	3.250%	8/20/2044–2/20/2049	11,171	9,293
[1]	Ginnie Mae REMICS	3.500%	9/20/2044–2/20/2049	43,442	38,661
[1]	Ginnie Mae REMICS	3.700%	10/20/2048	8,120	7,306
[1]	Ginnie Mae REMICS	3.750%	12/16/2039	2,518	2,326
[1]	Ginnie Mae REMICS	4.000%	1/20/2045–2/20/2054	65,995	61,448
[1]	Ginnie Mae REMICS	4.500%	6/20/2039	1,021	1,012
[1]	Ginnie Mae REMICS	5.000%	6/16/2037–12/20/2054	94,814	91,647
[1,5]	Ginnie Mae REMICS, TSFR1M + 0.314%	3.975%	2/20/2037	821	809
					727,816
Total U.S. Government and Agency Obligations (Cost $11,916,396)					11,136,153
Asset-Backed/Commercial Mortgage-Backed Securities (1.0%)
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3	3.500%	8/25/2057	8,901	6,983
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-4	3.500%	3/25/2058	9,361	7,344
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-1	3.500%	7/25/2058	12,894	10,123
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/2058	41,225	37,330
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/2058	12,019	9,383
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2020-1	2.500%	8/25/2059	44,482	37,402
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $135,256)					108,565

		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (1.8%)
Money Market Fund (0.2%)
[6]	Vanguard Market Liquidity Fund	3.685%		268,413	26,839
			Maturity Date	Face Amount ($000)
Repurchase Agreements (1.6%)
	Bank of America Securities, LLC (Dated 4/30/2026, Repurchase Value $15,002, collateralized by U.S. Treasury Obligations 0.000%–4.250%, 7/9/2026–2/15/2054, with a value of $15,300)	3.650%	5/1/2026	15,000	15,000
	Bank of America Securities, LLC (Dated 4/30/2026, Repurchase Value $10,001, collateralized by U.S. Government Agency Obligations 2.000%–6.500%, 3/15/2033–4/20/2056, with a value of $10,200)	3.650%	5/1/2026	10,000	10,000
	Bank of America Securities, LLC (Dated 4/30/2026, Repurchase Value $5,001, collateralized by U.S. Government Agency Obligations 5.000%–6.000%, 8/1/2055–3/1/2056, with a value of $5,101)	3.660%	5/1/2026	5,000	5,000
	Bank of Nova Scotia (Dated 4/30/2026, Repurchase Value $5,001, collateralized by U.S. Treasury Obligations 3.500%–4.500%, 5/31/2028–5/31/2029, with a value of $5,101)	3.640%	5/1/2026	5,000	5,000
	Barclays Capital Inc. (Dated 4/30/2026, Repurchase Value $22,602, collateralized by U.S. Treasury Obligations 3.750%, 5/15/2028, with a value of $23,052)	3.640%	5/1/2026	22,600	22,600
	Citigroup Global Markets Inc. (Dated 4/30/2026, Repurchase Value $14,101, collateralized by U.S. Treasury Obligations 3.875%, 7/31/2027, with a value of $14,382)	3.640%	5/1/2026	14,100	14,100
	Credit Agricole Securities (Dated 4/30/2026, Repurchase Value $10,201, collateralized by U.S. Treasury and Government Agency Obligations 0.125%–5.500%, 1/29/2027–2/15/2056, with a value of $10,404)	3.640%	5/1/2026	10,200	10,200
	HSBC Bank USA (Dated 4/30/2026, Repurchase Value $19,002, collateralized by U.S. Treasury Obligations 1.125%, 5/15/2040, with a value of $19,380)	3.640%	5/1/2026	19,000	19,000
	HSBC Bank USA (Dated 4/30/2026, Repurchase Value $5,001, collateralized by U.S. Government Agency Obligations 3.500%–6.000%, 6/1/2052–1/1/2056, with a value of $5,100)	3.650%	5/1/2026	5,000	5,000
	JP Morgan Securities, LLC (Dated 4/30/2026, Repurchase Value $15,002, collateralized by U.S. Treasury Obligations 0.000%–3.875%, 5/19/2026–3/31/2031, with a value of $15,300)	3.640%	5/1/2026	15,000	15,000
	Natixis SA (Dated 4/30/2026, Repurchase Value $5,001, collateralized by U.S. Treasury Obligations 0.125%–1.500%, 7/15/2026–2/15/2047, with a value of $5,100)	3.640%	5/1/2026	5,000	5,000
	Nomura International plc (Dated 4/30/2026, Repurchase Value $15,002, collateralized by U.S. Treasury Obligations 0.500%–4.375%, 6/30/2026–11/30/2028, with a value of $15,300)	3.640%	5/1/2026	15,000	15,000
	Societe Generale (Dated 4/30/2026, Repurchase Value $11,801, collateralized by U.S. Treasury Obligations 3.000%–4.375%, 5/15/2040–5/15/2045, with a value of $12,036)	3.640%	5/1/2026	11,800	11,800
	TD Securities (USA) LLC (Dated 4/30/2026, Repurchase Value $15,002, collateralized by U.S. Treasury Obligations 4.375%, 1/31/2032, with a value of $15,300)	3.650%	5/1/2026	15,000	15,000
	Wells Fargo & Co. (Dated 4/30/2026, Repurchase Value $10,001, collateralized by U.S. Government Agency Obligations 5.500%, 7/20/2055, with a value of $10,200)	3.650%	5/1/2026	10,000	10,000
					177,700
Total Temporary Cash Investments (Cost $204,537)					204,539
Total Investments (103.9%) (Cost $12,256,189)					11,449,257
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-4.4%)
[1,2,3]	UMBS Pool	2.500%	7/1/2027–6/25/2056	(370,244)	(310,141)
[1,2,3]	UMBS Pool	4.500%	12/1/2040–5/25/2056	(50,348)	(48,481)

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,3]	UMBS Pool	5.000%	9/1/2035–5/25/2056	(131,738)	(129,843)
Total Conventional Mortgage-Backed Securities—Liability for Sale Commitments (Proceeds $490,229)					(488,465)
Other Assets and Liabilities—Net (0.5%)					57,920
Net Assets (100%)					11,018,712
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2026.
4	Securities with a value of $5,679 have been segregated as initial margin for open futures contracts.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REMICS—Real Estate Mortgage Investment Conduits.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2026	1,036	214,582	(2,009)
10-Year U.S. Treasury Note	June 2026	256	28,312	(6)
Long U.S. Treasury Bond	June 2026	1,083	122,210	(5,127)
Ultra Long U.S. Treasury Bond	June 2026	86	9,893	(464)
				(7,606)

Short Futures Contracts
5-Year U.S. Treasury Note	June 2026	(368)	(39,684)	703
Ultra 10-Year U.S. Treasury Note	June 2026	(238)	(26,861)	743
				1,446
				(6,160)

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At April 30, 2026, counterparties had deposited in segregated accounts securities with a value of $8,607,000 and cash of $1,863,000 in connection with TBA transactions.
C.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D.  Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	11,136,153	—	11,136,153
Asset-Backed/Commercial Mortgage-Backed Securities	—	108,565	—	108,565
Temporary Cash Investments	26,839	177,700	—	204,539
Total	26,839	11,422,418	—	11,449,257
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	(488,465)	—	(488,465)

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,446	—	—	1,446
Liabilities
Futures Contracts[1]	(7,606)	—	—	(7,606)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.